Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 39,088	€ 27,113
Non-trading derivatives	3,048	2,120
Designated at fair value through profit or loss	50,883	41,808
Financial liabilities	€ 93,019	€ 71,041